CONSTRUCTION IN PROGRESS (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	¥ 617,762	¥ 650,774
Dry hole costs written off	5,831	6,921	¥ 6,876
Balance at end of year	622,409	617,762	650,774
Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	136,963	118,645
Additions	144,369	108,555
Dry hole costs written off	(5,831)	(6,921)
Transferred to property, plant and equipment	(91,845)	(73,210)
Reclassification to other long-term assets	(10,086)	(10,066)
Impairment losses for the year	(135)	(28)
Disposals and others	46	(19)
Exchange adjustments	1	7
Balance at end of year	¥ 173,482	¥ 136,963	¥ 118,645